Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Goodwill and Intangible Assets
9.	Goodwill and intangible assets

Goodwill
Goodwill is initially recognised based on the accounting policy for business combinations (see note 21). Goodwill is subsequently measured at cost less amounts provided for impairment.
Goodwill acquired in a business combination is assessed to determine whether new cash generating units are created, and if not, is allocated to the Group’s CGUs, or groups of CGUs, that are expected to benefit from the synergies of the combination. These might not always be the same as the CGUs that include the assets and liabilities of the acquired business. Each unit or group of units to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purposes, and is not larger than an operating segment.
In 2019, the existing
nine
cash generating units (CGUs) based on the
three

geographical areas and
three

d
ivisions are

suppl
e
mented by a new health and well being CGU which is made up of recently acquired OLLY Nutrition business.
Intangible assets
Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.
Expenditure to support development of internally-produced intangible assets is recognised in profit or loss as incurred.
Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary. Any impairment is charged to the income statement as it arises.
Finite-life intangible assets mainly comprise software, patented and non-patented
technology,
know-how
and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years
.

	€ million	€ million	€ million	€ million	€ million
		Indefinite-life intangible	Finite-life intangible assets
Movements during 2019	Goodwill	assets	Software	Other	Total
Cost
1 January 2019	18,502	11,247	2,689	1,103	33,541
Additions through business combinations	444	726	—	50	1,220
Disposal of businesses	(2)	(1)	—	(5)	(8)
Reclassification to held for sale	(2)	—	—	—	(2)
Additions	—	—	205	3	208
Disposals	—	—	(11)	(2)	(13)
Currency retranslation	313	150	108	12	583
Hyperinflationary adjustment	(9)	(1)	—	—	(10)

31 December 2019	19,246	12,121	2,991	1,161	35,519

Accumulated amortisation and impairment
1 January 2019	(1,161)	(212)	(1,927)	(748)	(4,048)
Amortisation/impairment for the year	(18)	—	(296)	(56)	(370)
Disposals of group companies	—	—	—	5	5
Disposals	—	—	5	1	6
Currency retranslation	—	—	(74)	(9)	(83)
31 December 2019	(1,179)	(212)	(2,292)	(807)	(4,490)

Net book value 31 December 2019 (b)	18,067	11,909	699	354	31,029

	€ million	€ million	€ million	€ million	€ million
		Indefinite-life intangible	Finite-life intangible assets
Movements during 2018	Goodwill	assets	Software	Other	Total
Cost
1 January 2018	18,042	10,275	2,499	1,090	31,906
Hyperinflation restatement to 1 January 2018	244	25	3	—	272
Additions through business combinations	470	825	—	12	1,307
Disposal of businesses	(1)	(1)	—	—	(2)
Reclassification to held for sale (a)	(227)	(55)	(1)	—	(283)
Reclassification from held for sale	—	9	—	—	9
Additions	—	—	201	2	203
Disposals	—	—	—	(15)	(15)
Currency retranslation	(151)	156	(15)	14	4
Hyperinflationary adjustment	125	13	2	—	140

31 December 2018	18,502	11,247	2,689	1,103	33,541

Accumulated amortisation and impairment
1 January 2018	(1,161)	(14)	(1,637)	(693)	(3,505)
Hyperinflation restatement to 1 January 2018	—	—	(3)	—	(3)
Amortisation/impairment for the year	—	(198)	(297)	(61)	(556)
Disposals	—	—	—	14	14
Currency retranslation	—	—	12	(8)	4
Hyperinflationary adjustment	—	—	(2)	—	(2)

31 December 2018	(1,161)	(212)	(1,927)	(748)	(4,048)

Net book value 31 December 2018 (b)	17,341	11,035	762	355	29,493

(a)	In 2018, Goodwill and intangibles amounting to €283 million was reclassified as held for sale in relation to the Spreads and Alsa baking and dessert businesses.
(b)
Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,816 mi
l
ion (201
8
: €1,789 million), Carver Korea €1,509 million (201
8
: €1,534 million) and Hellmann’s €1,220 million (201
8
: €1,195 million).

Impairment
We have tested goodwill and indefinite-life intangible assets for impairment. No impairment was identified, except for goodwill relating to a local business classified to held for sale. A €18 million charge has been recognised in non-underlying items within the line ‘impairments’ (See note 3 on page
96
).

Significant CGUs
The goodwill and indefinite-life intangible assets held in the CGUs relating to Foods & Refreshment Europe, Foods & Refreshment The Americas, Beauty & Personal Care The Americas and Beauty & Personal Care Asia/AMET/RUB are considered significant within the total carrying amounts of goodwill and indefinite-life intangible assets at 31 December 2019 in terms of size, headroom and sensitivity to assumptions used
.

	2019 CGUs		2018 CGUs
	€ billion Goodwill	€ billion Indefinite-life intangible assets	€ billion Goodwill	€ billion Indefinite-life intangible assets
Foods & Refreshment Europe	4.1	1.7	3.9	1.6
Foods & Refreshment The Americas	4.0	2.1	3.9	2.1
Beauty & Personal Care The Americas	4.3	3.1	4.0	2.8
Beauty & Personal Care Asia/AMET/RUB	1.7	2.0	1.7	2.0

Total significant CGUs	14.1	8.9	13.5	8.5
Others (a)	4.0	3.0	3.8	2.5

Total CGUs	18.1	11.9	17.3	11.0

(a)	Included within others are goodwill and intangible assets that are allocated to multiple cash generati ng units which are insignificant.

The growth rates and margins for the significant CGUs are as below:

For the year 2019	Foods & Refreshment Europe	Foods & Refreshment The Americas		Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%		1.7%	3.9%
Average near-term nominal growth rates	1.2%	(1.2	) %	1.6%	5.3%
Average operating margins	16%	15%		21%	22%

For the year 2018	Foods & Refreshment Europe	Foods & Refreshment The A mericas		Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.2%	1.6%		1.6%	3.8%
Average near-term nominal growth rates	0.0%	0.7%		2.8%	3.9%
Average operating margins	16%	15%		20%	22%

Key assumptions
The key assumptions used in our impairment testing are as follows:

•	Value in use has been calculated as the present value of projected cash flows.

•
The projections cover a period of five years, as we believe this to be the most appropriate timescale over which to review and consider annual performances before applying a fixed terminal value multiple to the final year cash flows.

•
The growth rates and margins used to estimate future performance are based on the conservative end of the range of estimates from past performance, our annual forecast and three year strategic plan extended to year four and five.

•	The long-term sustainable growth rates are determined as the lower of our three-year average market growth projection and World Bank’s three-year average GDP growth forecast for our markets.

•	A pre-tax discount rate of 7.4% (2018: 7.4%) was used. The discount rate was based on the weighted average cost of capital of the Group, adjusted with a risk-premium.
We have performed sensitivity analyses around the base assumptions. There are no reasonably possible changes in a key assumption that would cause the carrying amount to exceed the recoverable amount.